American Century Investments®
Quarterly Portfolio Holdings
Mid Cap Value Fund
December 31, 2020

Mid Cap Value - Schedule of Investments
DECEMBER 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.3%
Aerospace and Defense — 2.9%
BAE Systems plc	11,474,529	76,744,403
General Dynamics Corp.	602,173	89,615,386
Textron, Inc.	1,478,112	71,437,153
		237,796,942
Airlines — 1.6%
Southwest Airlines Co.	2,911,830	135,720,396
Auto Components — 1.4%
Aptiv plc	412,999	53,809,640
BorgWarner, Inc.	1,662,255	64,229,533
		118,039,173
Automobiles — 1.0%
Honda Motor Co. Ltd., ADR(1)	2,909,980	82,206,935
Banks — 4.9%
Commerce Bancshares, Inc.	1,481,592	97,340,595
Eastern Bankshares, Inc.(2)	1,262,956	20,598,812
M&T Bank Corp.	517,921	65,931,343
PNC Financial Services Group, Inc. (The)	375,259	55,913,591
Truist Financial Corp.	2,282,283	109,389,824
Westamerica BanCorp	1,079,112	59,664,103
		408,838,268
Building Products — 1.3%
Johnson Controls International plc	2,368,956	110,369,660
Capital Markets — 7.1%
Ameriprise Financial, Inc.	579,757	112,664,178
Bank of New York Mellon Corp. (The)	3,280,454	139,222,468
Northern Trust Corp.	2,110,248	196,548,498
State Street Corp.	707,990	51,527,512
T. Rowe Price Group, Inc.	573,887	86,880,753
		586,843,409
Commercial Services and Supplies — 1.6%
Republic Services, Inc.	1,348,238	129,835,319
Communications Equipment — 1.6%
F5 Networks, Inc.(2)	746,694	131,373,342
Containers and Packaging — 3.3%
Graphic Packaging Holding Co.	4,107,924	69,588,233
Packaging Corp. of America	506,111	69,797,768
Sonoco Products Co.	2,213,009	131,120,783
		270,506,784
Distributors — 1.0%
Genuine Parts Co.	792,356	79,576,313
Electric Utilities — 4.4%
Edison International	1,966,230	123,518,568
Evergy, Inc.	840,860	46,676,139
Eversource Energy	125,388	10,847,316
Pinnacle West Capital Corp.	1,695,161	135,528,122
Xcel Energy, Inc.	752,605	50,176,175
		366,746,320

Electrical Equipment — 5.7%
Emerson Electric Co.	2,382,224	191,459,343
Hubbell, Inc.	836,093	131,091,022
nVent Electric plc	6,307,142	146,893,337
		469,443,702
Electronic Equipment, Instruments and Components — 0.9%
TE Connectivity Ltd.	590,362	71,475,127
Energy Equipment and Services — 0.3%
Baker Hughes Co.	1,080,897	22,536,702
Equity Real Estate Investment Trusts (REITs) — 3.9%
Healthcare Trust of America, Inc., Class A	1,724,960	47,505,398
Healthpeak Properties, Inc.	2,489,159	75,247,277
MGM Growth Properties LLC, Class A	2,610,621	81,712,437
Welltower, Inc.	697,037	45,042,531
Weyerhaeuser Co.	2,219,722	74,427,279
		323,934,922
Food and Staples Retailing — 2.5%
Koninklijke Ahold Delhaize NV	4,784,331	135,110,375
Sysco Corp.	960,185	71,303,338
		206,413,713
Food Products — 5.2%
Conagra Brands, Inc.	3,552,542	128,815,173
J.M. Smucker Co. (The)	985,115	113,879,294
Kellogg Co.	1,247,458	77,629,312
Mondelez International, Inc., Class A	638,477	37,331,750
Orkla ASA	6,751,836	68,501,939
		426,157,468
Gas Utilities — 1.6%
Atmos Energy Corp.	701,406	66,935,175
Spire, Inc.	1,029,076	65,902,027
		132,837,202
Health Care Equipment and Supplies — 6.0%
Becton Dickinson and Co.	350,398	87,676,588
Envista Holdings Corp.(2)	2,851,982	96,197,353
Hill-Rom Holdings, Inc.	455,631	44,638,169
Hologic, Inc.(2)	435,569	31,722,490
Zimmer Biomet Holdings, Inc.	1,523,111	234,696,174
		494,930,774
Health Care Providers and Services — 6.6%
Cardinal Health, Inc.	1,940,983	103,959,050
Henry Schein, Inc.(2)	1,267,924	84,773,399
McKesson Corp.	516,086	89,757,677
Quest Diagnostics, Inc.	1,009,284	120,276,374
Universal Health Services, Inc., Class B	1,057,362	145,387,275
		544,153,775
Health Care Technology — 1.4%
Cerner Corp.	1,500,834	117,785,452
Hotels, Restaurants and Leisure — 1.1%
Sodexo SA	1,031,960	87,352,592
Household Durables — 0.2%
Mohawk Industries, Inc.(2)	121,412	17,113,021
Household Products — 0.8%
Kimberly-Clark Corp.	465,952	62,824,308
Insurance — 5.9%
Aflac, Inc.	2,436,764	108,362,895

Arthur J. Gallagher & Co.	486,042	60,128,256
Brown & Brown, Inc.	307,292	14,568,714
Chubb Ltd.	1,244,443	191,544,666
Reinsurance Group of America, Inc.	971,503	112,597,198
		487,201,729
Leisure Products — 0.6%
Polaris, Inc.	560,673	53,420,923
Machinery — 4.4%
Crane Co.	595,348	46,234,726
Cummins, Inc.	220,813	50,146,632
IMI plc	5,680,235	90,956,699
Oshkosh Corp.	1,057,638	91,030,902
PACCAR, Inc.	956,353	82,514,137
		360,883,096
Media — 1.1%
Fox Corp., Class B	3,177,250	91,758,980
Multi-Utilities — 1.8%
Ameren Corp.	422,308	32,965,362
NorthWestern Corp.	1,960,789	114,333,607
		147,298,969
Multiline Retail — 1.0%
Dollar Tree, Inc.(2)	737,718	79,703,053
Oil, Gas and Consumable Fuels — 1.9%
Cimarex Energy Co.	1,244,727	46,689,710
ConocoPhillips	2,714,206	108,541,098
		155,230,808
Paper and Forest Products — 1.3%
Mondi plc	4,631,320	109,307,654
Road and Rail — 1.4%
Heartland Express, Inc.	3,399,143	61,524,488
Norfolk Southern Corp.	228,982	54,408,413
		115,932,901
Semiconductors and Semiconductor Equipment — 1.7%
Applied Materials, Inc.	1,124,801	97,070,326
Maxim Integrated Products, Inc.(2)	440,873	39,083,392
Microchip Technology, Inc.	36,383	5,024,856
		141,178,574
Software — 0.5%
Open Text Corp.	992,163	45,103,730
Specialty Retail — 1.5%
Advance Auto Parts, Inc.	783,081	123,343,088
Technology Hardware, Storage and Peripherals — 1.3%
HP, Inc.	4,328,496	106,437,717
Thrifts and Mortgage Finance — 0.5%
Capitol Federal Financial, Inc.	3,624,047	45,300,588
Trading Companies and Distributors — 1.1%
MSC Industrial Direct Co., Inc., Class A	1,106,058	93,340,235
Wireless Telecommunication Services — 1.0%
Rogers Communications, Inc., Class B	1,755,586	81,731,500
TOTAL COMMON STOCKS (Cost $6,151,439,137)		7,871,985,164
EXCHANGE-TRADED FUNDS — 2.3%
iShares Russell Mid-Cap Value ETF(1) (Cost $149,390,074)	1,957,179	189,768,076

TEMPORARY CASH INVESTMENTS — 2.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 3.75%, 11/30/23 - 11/15/43, valued at $83,511,737), in a joint trading account at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $81,808,799)		81,808,254
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 1.25%, 10/15/23 - 5/15/50, valued at $104,325,753), at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $102,280,682)		102,280,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	81,530	81,530
TOTAL TEMPORARY CASH INVESTMENTS (Cost $184,169,784)		184,169,784
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $8,119,096)	8,119,096	8,119,096
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $6,493,118,091)		8,254,042,120
OTHER ASSETS AND LIABILITIES — 0.1%		8,917,783
TOTAL NET ASSETS — 100.0%		$8,262,959,903

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	70,078,726	CAD	89,266,281	Morgan Stanley	03/31/21	$(65,857)
EUR	5,363,400	USD	6,542,892	Credit Suisse AG	03/31/21	22,000
USD	195,207,317	EUR	158,976,559	Credit Suisse AG	03/31/21	617,328
USD	4,683,890	EUR	3,814,771	Credit Suisse AG	03/31/21	14,546
GBP	4,578,130	USD	6,117,559	JPMorgan Chase Bank N.A.	03/31/21	146,349
USD	235,937,448	GBP	175,209,489	JPMorgan Chase Bank N.A.	03/31/21	(3,788,365)
USD	8,351,419	GBP	6,133,236	JPMorgan Chase Bank N.A.	03/31/21	(40,221)
JPY	205,651,318	USD	1,996,576	Bank of America N.A.	03/31/21	(2,873)
USD	50,193,296	JPY	5,205,546,695	Bank of America N.A.	03/31/21	(272,294)
USD	55,951,863	NOK	486,327,995	Goldman Sachs & Co.	03/31/21	(749,630)
USD	1,555,853	NOK	13,314,621	Goldman Sachs & Co.	03/31/21	3,488
						$(4,115,529)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $11,532,506. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $11,801,955, which includes securities collateral of $3,682,859.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Aerospace and Defense	161,052,539	76,744,403	—
Food and Staples Retailing	71,303,338	135,110,375	—
Food Products	357,655,529	68,501,939	—
Hotels, Restaurants and Leisure	—	87,352,592	—
Machinery	269,926,397	90,956,699	—
Paper and Forest Products	—	109,307,654	—
Wireless Telecommunication Services	—	81,731,500	—
Other Industries	6,362,342,199	—	—
Exchange-Traded Funds	189,768,076	—	—
Temporary Cash Investments	81,530	184,088,254	—
Temporary Cash Investments - Securities Lending Collateral	8,119,096	—	—
	7,420,248,704	833,793,416	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	803,711	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	4,919,240	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended December 31, 2020 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Heartland Express, Inc.	$73,716	$7,163	$19,769	$414	(1)	(1)	$(272)	$200

(1)Company was not an affiliate at December 31, 2020.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.